Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of inventories

	06.30.2024	12.31.2023
Crude oil	3,033	3,375
Oil products	2,250	2,196
Intermediate products	483	635
Natural gas and Liquefied Natural Gas (LNG)	109	78
Biofuels	13	13
Fertilizers	1	1
Total products	5,889	6,298
Materials, supplies and others	1,450	1,383
Total	7,339	7,681